Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Liabilities
Warrant liability	$ 722,966	$ 949,600
Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	2,526,870	8,789,113
Warrant liability	722,966	949,600
Total liabilities	3,249,836	9,738,713
Level 2 [member] | Recurring Fair Value Measurement [member]
Liabilities
Warrant liability	722,966	949,600
Total liabilities	722,966	949,600
Level 3 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	2,526,870	8,789,113
Total liabilities	$ 2,526,870	$ 8,789,113